Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	North Atlantic Drilling Ltd.
Entity Central Index Key	0001560186
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	241,142,651
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q4
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2013